UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSRS

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                    DATE OF REPORTING PERIOD: APRIL 30, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.


                         THE ADVISORS' INNER CIRCLE FUND

HAVERFORD QUALITY GROWTH STOCK FUND

SEMI-ANNUAL REPORT                                                APRIL 30, 2009

                                (HAVERFORD LOGO)

                                QUALITY INVESTING

                                   ----------

                               INVESTMENT ADVISER:

                       HAVERFORD FINANCIAL SERVICES, INC.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               APRIL 30, 2009

                                TABLE OF CONTENTS

Shareholders' Letter ......................................................    1
Schedule of Investments ...................................................    3
Statement of Assets & Liabilities .........................................    5
Statement of Operations ...................................................    6
Statement of Changes in Net Assets ........................................    7
Financial Highlights ......................................................    8
Notes to Financial Statements .............................................    9
Disclosure of Fund Expenses ...............................................   15

The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-301-7212; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                       HAVERFORD QUALITY
                                                      GROWTH STOCK FUND
                                                      APRIL 30, 2009 (UNAUDITED)

Dear Fellow Shareholder,

We are pleased to send you the Semi-Annual Report for the Haverford Quality Growth Stock Fund (the "Fund") for the period ending April 30, 2009, which contains information on the holdings of the Fund, along with financial highlights and Statement of Operations. For the six month period ending April 30, 2009, the S&P 500 Index returned -8.53% while the Haverford Quality Growth Stock Fund returned -11.93%.

The beginning of 2009 has seen continued volatility in the equity and fixed income markets as the new administration and the Federal Reserve work to engineer an economic recovery. The market rebound leading into January was fueled by expectations for an economic stimulus package and a financial bailout plan immediately following inauguration. These expectations proved to be too optimistic. Instead, a watered-down economic stimulus plan was passed six weeks later than expected, the Treasury Secretary's confirmation was delayed two weeks, and the financial rescue package remained a work in progress. As a result, much of the hope quickly gave way to doubt about the country's economic prospects.

We believe that public opinion became far too pessimistic in early March. Regardless of the details, it is reasonable to believe that recent actions and the sheer size of the stimulus will ultimately have the desired effect of lifting our economy out of the current malaise. As early as the end of March, sentiment had turned as government actions began to catch up with expectations and the delayed effect of past stimulus had begun to take hold. Given time, we expect that our financial system will normalize, and our economy will return to growth.

Quality was a dominant theme throughout 2008 and should remain a dominant theme in 2009; however, quality gave back some outperformance in the first four months of 2009. This trend was particularly pronounced in technology where the majority of the performance came from lower-quality stocks. Haverford's sector allocation continued to provide a relative performance lift due to the overweight allocations to healthcare and technology and underweight allocation to financials. On the other hand, stock specific performance detracted from the quarter. We were not invested in two merger targets that were the top performers in Healthcare, and our financial holdings reversed some of last year's outperformance. We expect many of these stock-specific deviations to be temporary in nature and should reverse through the remainder of the year.

The equity markets have retraced twelve years of gains, an incredibly rare event, having only occurred two other times in the past 100 years, once on April 8, 1932

THE ADVISORS' INNER CIRCLE FUND                       HAVERFORD QUALITY
                                                      GROWTH STOCK FUND
                                                      APRIL 30, 2009 (UNAUDITED)

and again on December 6, 1974. In both cases, reaching the 12-year low occurred within three months of the end of the bear market despite continued declines in the economy. At 11x normalized earnings, a measure of long-term earnings power, stocks are trading at their most attractive valuation in over 20 years. As the financial crisis is resolved with the help of Government intervention and the economy begins to return to more normal levels of activity and growth, we believe the equity markets have the potential to deliver very strong returns.

Sincerely,


/s/ Henry B. Smith

Henry B. Smith
Chief Investment Officer
Haverford Financial Services, Inc.

THIS MATERIAL REPRESENTS THE MANAGER'S ASSESSMENT OF THE FUND AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

                        DEFINITION OF COMPARATIVE INDICES

THE S&P 500 INDEX consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times the number of shares outstanding), with each stock's weight in the index proportionate to its market value.

THE ADVISORS' INNER CIRCLE FUND                       HAVERFORD QUALITY
                                                      GROWTH STOCK FUND
                                                      APRIL 30, 2009 (UNAUDITED)

SECTOR WEIGHTINGS+:

                                   (BAR CHART)

Health Care                  17.9%
Consumer Staples             17.3%
Information Services         16.0%
Financial Services           11.8%
Industrial                   11.2%
Energy                        8.6%
Consumer Discretionary        8.0%
Telecommunication Services    3.3%
Cash Equivalent               3.1%
Materials                     2.8%

+    PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 96.8%

                                                        SHARES         VALUE
                                                      ----------   -------------
CONSUMER DISCRETIONARY -- 7.9%
   Lowe's .........................................       13,900   $     298,850
   Target .........................................        6,800         280,568
   Walt Disney ....................................       24,200         529,980
                                                                   -------------
                                                                       1,109,398
                                                                   -------------
CONSUMER STAPLES -- 17.3%
   Coca Cola ......................................        5,775         248,614
   Colgate Palmolive ..............................        5,675         334,825
   CVS Caremark ...................................       18,875         599,847
   PepsiCo ........................................        5,575         277,412
   Procter & Gamble ...............................        9,575         473,388
   Wal Mart Stores ................................        9,600         483,840
                                                                   -------------
                                                                       2,417,926
                                                                   -------------
ENERGY -- 8.6%
   Chevron ........................................        6,200         409,820
   ConocoPhillips .................................        7,700         315,700
   Exxon Mobil ....................................        7,175         478,357
                                                                   -------------
                                                                       1,203,877
                                                                   -------------
FINANCIAL SERVICES -- 11.8%
   Aflac ..........................................       13,000         375,570
   Bank of New York Mellon ........................       11,625         296,205
   NYSE Euronext ..................................       25,450         589,676
   Wells Fargo ....................................       19,400         388,194
                                                                   -------------
                                                                       1,649,645
                                                                   -------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       HAVERFORD QUALITY
                                                      GROWTH STOCK FUND
                                                      APRIL 30, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES         VALUE
                                                      ----------   -------------
HEALTH CARE -- 17.9%
   Abbott Laboratories ............................       10,175   $     425,824
   Becton Dickinson ...............................        7,300         441,504
   Johnson & Johnson ..............................        8,975         469,931
   Medtronic ......................................       19,800         633,600
   Novartis ADR ...................................       14,000         530,740
                                                                   -------------
                                                                       2,501,599
                                                                   -------------
INDUSTRIAL -- 11.2%
   3M .............................................        5,175         298,080
   Eaton ..........................................        7,975         349,305
   Lockheed Martin ................................        3,600         282,708
   United Technologies ............................       12,925         631,257
                                                                   -------------
                                                                       1,561,350
                                                                   -------------
INFORMATION SERVICES -- 16.0%
   Automatic Data Processing ......................        7,600         267,520
   Hewlett Packard ................................       19,725         709,706
   Intel ..........................................       34,700         547,566
   Microsoft ......................................       35,250         714,165
                                                                   -------------
                                                                       2,238,957
                                                                   -------------
MATERIALS -- 2.8%
   Air Products & Chemicals .......................        5,950         392,105
                                                                   -------------
TELECOMMUNICATION SERVICES -- 3.3%
   AT&T ...........................................       18,050         462,441
                                                                   -------------
   Total Common Stock
      (Cost $15,650,041) ..........................                   13,537,298
                                                                   -------------
CASH EQUIVALENT -- 3.1%
   SEI Daily Income Trust, Prime Obligation Fund,
      Cl A, 0.290% (A) (Cost $427,131) ............      427,131         427,131
                                                                   -------------
   Total Investments -- 99.9%
      (Cost $16,077,172) ..........................                $  13,964,429
                                                                   =============

     PERCENTAGES ARE BASED ON NET ASSETS OF $13,977,541.

(A)  THE RATE SHOWN REPRESENTS THE 7 DAY EFFECTIVE YIELD AS OF APRIL 30, 2009.

ADR  AMERICAN DEPOSITARY RECEIPT

CL   CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       HAVERFORD QUALITY
                                                      GROWTH STOCK FUND
                                                      APRIL 30, 2009 (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:
Investments at Value (Cost $16,077,172) .........................   $13,964,429
Dividends Receivable ............................................        29,401
Receivable due from Investment Adviser ..........................        11,829
Receivable for Capital Shares Sold ..............................         9,519
Prepaid Expenses ................................................         3,231
                                                                    -----------
   TOTAL ASSETS .................................................    14,018,409
                                                                    -----------
LIABILITIES:
Payable due to Administrator ....................................         8,219
Chief Compliance Officer Fees Payable ...........................         3,073
Payable due to Trustees .........................................         1,824
Other Accrued Expenses ..........................................        27,752
                                                                    -----------
   TOTAL LIABILITIES ............................................        40,868
                                                                    -----------
NET ASSETS ......................................................   $13,977,541
                                                                    ===========
NET ASSETS CONSIST OF:
Paid-in Capital .................................................   $18,842,491
Undistributed Net Investment Income .............................        18,789
Accumulated Net Realized Loss on Investments ....................    (2,770,996)
Net Unrealized Depreciation on Investments ......................    (2,112,743)
                                                                    -----------
NET ASSETS ......................................................   $13,977,541
                                                                    ===========
INSTITUTIONAL SHARES:
Outstanding Shares of Beneficial Interest
   (unlimited authorization -- no par value) ....................     1,988,502
                                                                    -----------
NET ASSET VALUE, Offering and Redemption Price Per Share ........   $      7.03
                                                                    ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       HAVERFORD QUALITY
                                                      GROWTH STOCK FUND FOR
                                                      THE SIX MONTHS ENDED
                                                      APRIL 30, 2009 (UNAUDITED)

STATEMENT OF OPERATIONS

INVESTMENT INCOME

Dividends (net of foreign taxes withheld of $3,213) .............   $   208,502
                                                                    -----------
EXPENSES
Administration Fees .............................................        49,589
Investment Advisory Fees ........................................        38,862
Chief Compliance Officer Fees ...................................         4,622
Trustees' Fees ..................................................         3,777
Transfer Agent Fees .............................................        30,788
Professional Fees ...............................................        30,188
Printing Fees ...................................................        10,895
Registration and Filing Fees ....................................         3,638
Custodian Fees ..................................................         1,051
Other Expenses ..................................................         4,205
                                                                    -----------
   TOTAL EXPENSES ...............................................       177,615
Less:
   Waiver of Investment Advisory Fees (Note 5) ..................       (38,862)
   Reimbursement of Other Operating Expenses (Note 5) ...........       (73,582)
   Fees Paid Indirectly (Note 4) ................................          (401)
                                                                    -----------
   NET EXPENSES .................................................        64,770
                                                                    -----------
NET INVESTMENT INCOME ...........................................       143,732
                                                                    -----------
NET REALIZED LOSS ON INVESTMENTS ................................      (947,846)
NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS ............      (812,549)
                                                                    -----------
NET LOSS ON INVESTMENTS .........................................    (1,760,395)
                                                                    -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $(1,616,663)
                                                                    ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                NOVEMBER 1,        YEAR
                                                                  2008 TO          ENDED
                                                              APRIL 30, 2009    OCTOBER 31,
                                                                (UNAUDITED)        2008
                                                              --------------   -----------
OPERATIONS:
   Net Investment Income ..................................    $   143,732     $    244,623
   Net Realized Loss on Investments .......................       (947,846)      (1,740,034)
   Net Change in Unrealized Depreciation on Investments ...       (812,549)      (4,874,801)
                                                               -----------     ------------
   NET DECREASE IN NET ASSETS RESULTING
      FROM OPERATIONS .....................................     (1,616,663)      (6,370,212)
                                                               -----------     ------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ..................................       (142,535)        (231,006)
   Net Realized Gain ......................................             --         (429,757)
                                                               -----------     ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ......................       (142,535)        (660,763)
                                                               -----------     ------------
CAPITAL SHARE TRANSACTIONS:
   Issued .................................................      2,820,882        3,326,684
   In Lieu of Dividends and Distributions .................        135,473          602,675
   Redeemed ...............................................     (1,722,940)      (7,038,714)
                                                               -----------     ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
      SHARE TRANSACTIONS ..................................      1,233,415       (3,109,355)
                                                               -----------     ------------
   TOTAL DECREASE IN NET ASSETS ...........................       (525,783)     (10,140,330)
NET ASSETS:
   Beginning of Period ....................................     14,503,324       24,643,654
                                                               -----------     ------------
   End of Period (Including Undistributed Net Investment
      Income of $18,789 and $17,592, respectively) ........    $13,977,541     $ 14,503,324
                                                               ===========     ============
SHARE TRANSACTIONS:
   Issued .................................................        406,163          326,409
   In Lieu of Dividends and Distributions .................         19,507           55,536
   Redeemed ...............................................       (235,209)        (680,466)
                                                               -----------     ------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING FROM
      SHARE TRANSACTIONS ..................................        190,461         (298,521)
                                                               ===========     ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                         NOVEMBER 1,                                                 JUNE 30,
                                          2008 TO                     OCTOBER 31,                    2004* TO
                                       APRIL 30, 2009   --------------------------------------     OCTOBER 31,
                                         (UNAUDITED)      2008       2007      2006      2005         2004
                                       --------------   --------   -------   -------   -------     -----------
Net Asset Value,
   Beginning of Period .............      $  8.07       $ 11.75    $ 10.94   $  9.98   $  9.75      $ 10.00
                                          -------       -------    -------   -------   -------      -------
Income (Loss) from
   Investment Operations:
   Net Investment Income(1) ........         0.08          0.13       0.10      0.10      0.11(3)      0.04
   Net Realized and Unrealized
      Gain (Loss) ..................        (1.04)        (3.49)      0.95      0.96      0.24        (0.28)(2)
                                          -------       -------    -------   -------   -------      -------
   Total from Investment
      Operations ...................        (0.96)        (3.36)      1.05      1.06      0.35        (0.24)
                                          -------       -------    -------   -------   -------      -------
Dividends and Distributions:
   Net Investment Income ...........        (0.08)        (0.12)     (0.10)    (0.10)    (0.12)       (0.01)
   Net Realized Gains ..............           --         (0.20)     (0.14)       --        --           --
                                          -------       -------    -------   -------   -------      -------
   Total Dividends and
      Distributions ................        (0.08)        (0.32)     (0.24)    (0.10)    (0.12)       (0.01)
                                          -------       -------    -------   -------   -------      -------
Net Asset Value,
   End of Period ...................      $  7.03       $  8.07    $ 11.75   $ 10.94   $  9.98      $  9.75
                                          =======       =======    =======   =======   =======      =======
   TOTAL RETURN+ ...................       (11.93)%      (29.25)%     9.80%    10.64%     3.57%       (2.40)%
                                          =======       =======    =======   =======   =======      =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) .....................      $13,978       $14,503    $24,644   $21,128   $22,421      $13,253
Ratio of Expenses to Average
   Net Assets (including waivers,
   reimbursements, excluding
   fees paid indirectly) ...........         1.01%**       1.02%      1.02%     1.02%     1.00%        1.00%**
Ratio of Expenses to Average
   Net Assets (including waivers,
   reimbursements, and fees
   paid indirectly) ................         1.00%**       1.00%      1.00%     1.00%     1.00%        1.00%**
Ratio of Expenses to Average
   Net Assets
   (Excluding Waivers,
   Reimbursements and
   Fees Paid Indirectly) ...........         2.74%**       1.97%      1.79%     2.03%     2.11%       14.09%**
Ratio of Net Investment Income
   to Average Net Assets ...........         2.22%**       1.22%      0.94%     0.94%     1.10%(3)     1.10%**
Portfolio Turnover Rate ............           12%           30%        16%       48%       13%           3%

*    COMMENCEMENT OF OPERATIONS.

**   ANNUALIZED.

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1)  PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.

(2) THE AMOUNT SHOWN FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET GAINS ON INVESTMENTS FOR THE PERIOD BECAUSE OF THE INITIAL LOW LEVEL OF AVERAGE NET ASSETS ASSOCIATED WITH COMMENCEMENT OF OPERATIONS.

(3) NET INVESTMENT INCOME PER SHARE AND THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS INCLUDE $0.03 AND 0.32%, RESPECTIVELY, RESULTING FROM AN EXTRAORDINARY DIVIDEND FROM MICROSOFT IN NOVEMBER 2004.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               APRIL 30, 2009

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 33 funds. The financial statements herein are those of the Haverford Quality Growth Stock Fund (the "Fund"). The investment objective of the Fund is long-term capital appreciation. The Fund invests primarily (at least 80% of its net assets) in U.S. listed common stocks with large market capitalizations. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               APRIL 30, 2009

     through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2009, there were no fair valued securities.

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

     The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

          - Level 1 -- quoted prices in active markets for identical investments

          - Level 2 -- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

          - Level 3 -- significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

     The valuation techniques used by the Fund to measure fair value during the six months ended April 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               APRIL 30, 2009

     The following is a summary of the inputs used as of April 30, 2009 in valuing the Funds' investments carried at value:

                              LEVEL 1     LEVEL 2   LEVEL 3      TOTAL
                            -----------   -------   -------   -----------
Investments in securities   $13,964,429     $--       $--     $13,964,429

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 4 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund will distribute substantially all of its net investment income, if any, quarterly. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               APRIL 30, 2009

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $100,000 for the Fund, plus $15,000 for each additional class created, or 0.12% of the first $250 million, 0.10% of the next $250 million, and 0.08% of any amount above $500 million of the Fund's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six months ended April 30, 2009, the Fund earned cash management credits of $401, which were used to offset transfer agent expenses. This amount is labeled "Fees Paid Indirectly" on the Statement of Operations.

U.S. Bank, N.A. acts as the custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, Haverford Financial Services, Inc. (the "Adviser"), provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.60% of the Fund's average daily net assets. The Adviser has contractually agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Fund from exceeding 1.00% of the Fund's average daily net assets.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               APRIL 30, 2009

6. INVESTMENT TRANSACTIONS:

For the six months ended April 30, 2009, the Fund made purchases of $3,212,515 and sales of $1,542,534 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the years ending October 31, were as follows:

                  LONG-TERM
       ORDINARY    CAPITAL
        INCOME      GAINS       TOTAL
       --------   ---------   --------
2008   $383,863    $276,900   $660,763
2007    210,177     278,374    488,551

As of October 31, 2008, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary Income   $    17,592
Capital Loss Carryforwards       (1,740,760)
Unrealized Depreciation          (1,382,584)
                                -----------
Total Accumulated Losses        $(3,105,752)
                                ===========

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2009, were as follows:

                AGGREGATE     AGGREGATE
                  GROSS         GROSS
  FEDERAL      UNREALIZED     UNREALIZED    NET UNREALIZED
 TAX COST     APPRECIATION   DEPRECIATION    DEPRECIATION
-----------   ------------   ------------   --------------
$16,077,172     $445,366     $(2,558,109)    $(2,112,743)

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               APRIL 30, 2009

8. OTHER:

At April 30, 2009, 48% of total shares outstanding were held by one record shareholder. This shareholder was comprised of omnibus accounts that were held on behalf of several shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9. RECENT ACCOUNTING PRONOUNCEMENTS:

In October 2008, the FASB issued Staff Position 157-3, DETERMINING THE FAIR VALUE OF A FINANCIAL ASSET IN A MARKET THAT IS NOT ACTIVE ("FSP 157-3"), which clarifies the application of SFAS 157 in an inactive market and provides an illustrative example to demonstrate how the fair value of a financial asset is determined when the market for that financial asset is not active. The guidance provided by FSP 157-3 did not have an impact on the Fund's approach to valuing financial assets.

In April 2009, FASB Staff Position No. 157-4 -- DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY ("FSP 157-4") was issued. FSP 157-4 clarifies the process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides a non-exclusive list of factors a reporting entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity. Under FSP 157-4, if a reporting entity concludes there has been a significant decrease in volume and level of activity for the asset or liability (or similar assets or liabilities), transactions or quoted prices may not be determinative of fair value. Further analysis of the transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value in accordance with FASB Statement No. 157 -- Fair Value Measurement. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the impact of FSP 157-4 on the Fund's financial statements.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               APRIL 30, 2009

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column
     3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes --NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               APRIL 30, 2009

                         BEGINNING     ENDING     ANNUALIZED      EXPENSES
                          ACCOUNT     ACCOUNT    EXPENSE RATIO      PAID
                           VALUE       VALUE        FOR THE      DURING THE
                         11/01/08     4/30/09       PERIOD         PERIOD*
                         ---------   ---------   -------------   ----------
ACTUAL FUND RETURN       $1,000.00   $  880.70       1.00%          $4.66
HYPOTHETICAL 5% RETURN    1,000.00    1,019.84       1.00            5.01

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365.

                       HAVERFORD QUALITY GROWTH STOCK FUND
                                 P.O. Box 219745
                              Kansas City, MO 64121
                                  866-301-7212

                                    ADVISER:
                       Haverford Financial Services, Inc.
                    Three Radnor Corporate Center, Suite 450
                                Radnor, PA 19087

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                                Ernst & Young LLP
                               Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

    This information must be preceded or accompanied by a current prospectus for the Portfolio described.

HIM-SA-001-0500

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ Phil Masterson
                                        ----------------------------------------
                                        Phil Masterson, President

Date: July 7, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Phil Masterson
                                        ----------------------------------------
                                        Phil Masterson, President

Date: July 7, 2009


By (Signature and Title)*               /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: July 7, 2009

* Print the name and title of each signing officer under his or her signature.